GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

NOTE 11: — GOODWILL AND INTANGIBLE ASSETS, NET

a.	Composition and changes:

2024:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2024	$15,628	$7,271	$85	$5,480	$200	$28,664
Initially consolidated subsidiary	2,546	1,230	—	2,308	—	6,084
Revaluation recognized in OCI	(134)	(65)	—	(121)	—	(320)
Balance as of December 31, 2024	18,040	8,436	85	7,667	200	34,428
Accumulated amortization and impairment:
Balance as of January 1, 2024	—	2,178	85	2,966	200	5,429
Amortization recognized in the year	—	1,190	—	922	—	2,112
Impairment	3,000	—	—	—	—	3,000
Revaluation recognized in OCI	—	(3)	—	(2)	—	(5)
Balance as of December 31, 2024	3,000	3,365	85	3,886	200	10,536
Amortized cost at December 31, 2024	$15,040	$5,071	$—	$3,781	$—	$23,892

2023:

			Trade	Customer	Customer
	Goodwill	Technology	Name	relationships	database	Total
Cost:
Balance as of January 1, 2023	$15,628	$7,271	$85	$5,480	$200	$28,664
Purchases	—	—	—	—	—	—
Balance as of December 31, 2023	15,628	7,271	85	5,480	200	28,664
Accumulated amortization and impairment:
Balance as of January 1, 2023	—	1,142	85	2,144	200	3,571
Amortization recognized in the year	—	1,036	—	822	—	1,858
Balance as of December 31, 2023	—	2,178	85	2,966	200	5,429
Amortized cost at December 31, 2023	$15,628	$5,093	$—	$2,514	$—	$23,235

b.	In August 2024, the Group acquired all of the shares of Shipsta. For details on acquired goodwill and other intangible assets, see Note 5. The goodwill acquired in the amount of $2,546 was allocated to the Group’s Solutions operating segment.
c.	The goodwill acquired in 2016 as part of the acquisition of WebCargo, in the amount of $2,298, and the goodwill acquired in 2021 as part of the acquisition of 7LFreight, in the amount of $5,723, were allocated to cash-generating units (“CGUs”) within the Solutions operating segment. The goodwill assets were tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded in each of the three years ended on December 31, 2024.
d.	The goodwill acquired in 2022 as part of the Clearit Acquisition, in the amount of $7,607, was allocated to a Clearit CGU within the Platform operating segment. The goodwill was tested since acquisition annually for impairment, on December 31st of each year. No impairment was recorded in each of the two years ended on December 31, 2023.

NOTE 11: —  GOODWILL AND INTANGIBLE ASSETS, NET  (Cont.)

The recoverable amount of the Clearit CGU as of December 31, 2024 has been determined based on a value in use calculation using cash flow projections from financial budgets approved by management covering a multi-year period. The pre-tax discount rate applied to the cash flow projections was 17.9% and cash flows beyond the 7- year period are extrapolated using a 3.0% growth rate. It was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis the Group has recognized an impairment loss of $3,000 in the current year. The impairment loss is recorded within the general and administrative expenses in the statement of profit or loss.

e.	Amortization expenses of technology assets for the year ended December 31, 2024, 2023 and 2022 in the amounts of $1,190, $1,036 and $764, respectively, were included as part of the cost of revenue in the consolidated statements of profit or loss. Amortization expenses of customer relationships for the years ended December 31, 2024, 2023 and 2022 in the amounts of $922, $822 and $801, respectively, were included as part of sales and marketing expenses in the consolidated statements of profit or loss.